Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

28.        Subsequent events

(i) Outbreak of coronavirus (“COVID-19”)

With the outbreak of COVID-19 starting from January 2020, the Group has performed an assessment and concluded that there was no significant impacts on the financial results of the Group subsequent to the year ended December 31, 2019 and up to the date of this report. The Group will keep continuous attention to the evolvement of the COVID-19 and react actively to its impacts on the operation and financial position of the Group.

(ii) Changes of shareholders

On April 15, 2020, certain of the Company’s shareholders, including each of Xiaomi Ventures Limited, King Venture Holdings Limited, Morningside China TMT Special Opportunity Fund, L.P. and Morningside China TMT Fund III Co-Investment, L.P. (“Xunlei Shareholders”), and Itui International Inc. and its affiliated entities completed a transaction to exchange the common shares of Xunlei that owned by Xunlei Shareholders for new shares of Itui International Inc.